Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Phillips Street Trust
Entity Central Index Key	0000278001
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Government Cash Reserves
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Cash Reserves
Class Name	Fidelity® Government Cash Reserves
Trading Symbol	FDRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Cash Reserves for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Cash Reserves	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 246,582,952,605
Holdings Count | shares	738
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$246,582,952,605
Number of Holdings	738

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 61.1 8-30 5.5 31-60 9.8 61-90 5.5 91-180 12.5 >180 7.7 Repurchase Agreements 41.6 U.S. Treasury Obligations 30.9 U.S. Government Agency - Debt 29.9 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 41.6 U.S. Treasury Obligations - 30.9 U.S. Government Agency - Debt - 29.9 Net Other Assets (Liabilities) - (2.4)%